Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30,	December 31,
	2018	2017
Furniture and office equipment	$318,596	308,383
Vehicle	146,458	147,922
Leasehold improvements	60,075	8,058
Total property and equipment	525,129	464,363
Less: accumulated depreciation	(352,571)	(337,088)
Property and Equipment, net	$172,558	127,275

	December 31,	December 31,
	2017	2016
Furniture and office equipment	$301,006	$1,063,481
Vehicle	147,922	267,023
Office Building	-	3,948,058
Leasehold improvements	-	939,844
Total property and equipment	448,928	6,218,406
Less: accumulated depreciation	(334,935)	(1,254,681)
Property and Equipment, net	$113,993	$4,963,725